Income Taxes - Summary of Total Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax
Tax expense for current year	$ 161	$ 195
Adjustments in respect of prior years	(22)	(15)
Total current income tax expense	139	180
Deferred income tax
Origination and reversal of temporary differences	152	(283)
Adjustments in respect of prior years	9	12
Impact of tax rate changes	16	0
Other	0	(2)
Total deferred income tax expense (recovery)	177	(273)
Income tax expense (recovery) included in net earnings (loss) from continuing operations	$ 316	$ (93)